Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,150,656.25
Previously Paid Amount	0.00
Total Fee Amount	2,920.91
Total Offset Amount	0.00
Net Fee	$ 2,920.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A